<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     3/31/2013

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		April 24, 2013

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN RESIDENTIAL PPTYS 144 COM              02927E105     2213   101750 SH       SOLE                   101750
ASBURY AUTOMOTIVE GP COM       COM              043436104     1834    50000 SH       SOLE                    50000
ASCENT CAPITAL GROUP           COM              043632108     6700    90000 SH       SOLE                    90000
BED BATH & BEYOND              COM              075896100     1288    20000 SH       SOLE                    20000
BIOZONE PHARMACEUTICALS INC    COM                               0    12400 SH       SOLE                    12400
CABELA'S INC - CL A            COM              126804301      608    10000 SH       SOLE                    10000
CARMAX INC                     COM              143130102     2502    60000 SH       SOLE                    60000
DEL FRISCOS RESTN GRP COM      COM              245077102     1992   120000 SH       SOLE                   120000
DEXCOM INC COM                 COM              252131107     1839   110000 SH       SOLE                   110000
DISCOVERY COMMUN NEW COM SER C COM              25470F302     2608    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS SER A COM              25470F104     2953    37500 SH       SOLE                    37500
GLOBAL EAGLE ENTMT INC COM     COM              37951D102     1960   200000 SH       SOLE                   200000
GLOBUS MED INC CL A            COM              379577208      734    50000 SH       SOLE                    50000
GNC HLDGS INC COM CL A         COM              36191G107     1605    40855 SH       SOLE                    40855
HERTZ GLOBAL HLDS              COM              42805T105     3450   155000 SH       SOLE                   155000
HHGREGG INC COM                COM              42833L108      552    50000 SH       SOLE                    50000
HOMEAWAY INC COM               COM              43739Q100      650    20000 SH       SOLE                    20000
HORIZON TECHNOLOGY FIN COM     COM              44045A102     1213    83000 SH       SOLE                    83000
ICG GROUP INC COM NEW          COM              44928D108      846    67800 SH       SOLE                    67800
IMPAX LABORATORIES             COM              45256B101      926    60000 SH       SOLE                    60000
INDIA FD INC COM               COM              454089103      827    38952 SH       SOLE                    38952
INTERVAL LEISURE GROUP COM     COM              46113M108     5435   250000 SH       SOLE                   250000
IPC THE HOSPITALIST CO COM     COM              44984A105     1557    35000 SH       SOLE                    35000
LEMAITRE VASCULAR INC          COM              525558201      401    64744 SH       SOLE                    64744
LIVEPERSON INC COM             COM              538146101     1630   120000 SH       SOLE                   120000
MARRIOTT VACATIONS WRL COM     COM              57164Y107     1073    25000 SH       SOLE                    25000
MATTRESS FIRM HLDG COR COM     COM              57722W106     1209    35000 SH       SOLE                    35000
MAXYGEN                        COM              577776107      843   350000 SH       SOLE                   350000
NETGEAR INC                    COM              64111Q104     1843    55000 SH       SOLE                    55000
O2MICRO INTERNATIONAL          COM              67107W100     1085   350000 SH       SOLE                   350000
PENN NATL GAMING               COM              707569109     1633    30000 SH       SOLE                    30000
QUALCOMM                       COM              747525103     2678    40000 SH       SOLE                    40000
ROI ACQUISITION CORP UNIT 1 00 COM              74966A203     1040   100000 SH       SOLE                   100000
ROYCE VALUE TR INC COM         COM              780910105     1506   100000 SH       SOLE                   100000
SALLY BEAUTY HLDGS INC COM     COM              79546E104     1469    50000 SH       SOLE                    50000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     2880    40000 SH       SOLE                    40000
SWISHER HYGIENE INC            COM              870808102      127   100000 SH       SOLE                   100000
TREE COM INC COM               COM              894675107     1849   100000 SH       SOLE                   100000
VALUEVISION INTL INC-CL A      COM              92047K107     1419   410000 SH       SOLE                   410000
VITAL LIVING. INC. RSTD        COM                               1  4715281 SH       SOLE                  4715281
WAGEWORKS INC COM              COM              930427109     2128    85000 SH       SOLE                    85000
WEST CORP COM                  COM              952355204     1919   100000 SH       SOLE                   100000
WMS INDUSTRIES                 COM              929297109     1134    45000 SH       SOLE                    45000
ZAGG INCORPORATED COM          COM              98884U108      364    50000 SH       SOLE                    50000